Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

13. SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company has overnight repurchase agreements with customers, as well as term repurchase agreements with the FHLBNY. At December 31, 2011 and 2010, customer repurchase agreements were $5.7 million with an interest rate of 0.08% and $6.3 million with interest rate of 0.21%, respectively. Interest expense on customer repurchase agreements was $7 thousand, $30 thousand and $42 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for customer repurchase agreements consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral was approximately equal to the amounts outstanding.

At December 31, 2011 and 2010, the Company had one FHLBNY repurchase agreement for $15.0 million with an interest rate of 4.84%. Interest expense on FHLBNY repurchase agreements was $737 thousand, $737 thousand and $748 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for the FHLBNY repurchase agreements consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral exceeded the amount outstanding at December 31, 2011, 2010 and 2009.

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2011, 2010 and 2009 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

	September 30,	September 30,	September 30,
At or for the Years Ended December 31,	2011	2010	2009
FHLBNY repurchase agreements outstanding at year end	$15,000	$15,000	$15,000
Weighted average interest rate at year end	4.84%	4.84%	4.84%
Approximate average amount outstanding during the year	$15,000	$15,000	$15,000
Approximate weighted average rate during the year	4.91%	4.91%	4.98%

Repurchase agreements with customers outstanding at year end	$5,668	$6,307	$18,677
Weighted average interest rate at year end	0.08%	0.21%	0.11%
Approximate average amount outstanding during the year	$6,659	$15,243	$17,997
Approximate weighted average rate during the year	0.10%	0.19%	0.23%

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2011 and 2010 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

	September 30,	September 30,
December 31,	2011	2010
FHLBNY repurchase agreements	$15,000	$15,000
Repurchase agreements with customers	$8,249	$20,249